Segment, Customer and Geographic Information (Schedule of Non-current Assets on the Basis of Geographic Location) (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Total non-current assets	[1]	$ 1,443,216	$ 1,350,102
Israel [Member]
Disclosure of geographical areas [line items]
Total non-current assets		1,050,386	1,039,505
United States [Member]
Disclosure of geographical areas [line items]
Total non-current assets		392,734	310,426
Others [Member]
Disclosure of geographical areas [line items]
Total non-current assets		$ 96	$ 171

[1]	Composed of property, plant and equipment and intangible assets.